Contributed surplus - Fair value of broker warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contributed surplus.
Warrants issued	0	0	0
Weighted average contractual life of warrants	0 years	0 years	4 months 24 days
Warrants exercisable	0	0	112,909
Aggregate fair value of warrants outstanding	$ 0	$ 0	$ 355,660